Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
NOTE 31: COMMITMENTS
Corquest Inc
Based on the terms of the Share Purchase Agreement dated 5 November 2014, former shareholders of Corquest Inc will be entitled to an earn-out
payment based on the net revenues generated by the Group, which revenues should be generated from the selling or divesting, in all or in part, of Proprietary Intellectual Property Rights of the Group to a third party.
As from the 5 November 2014 date until the tenth anniversary of the Agreement, former shareholders of Corquest Inc are entitled to:

•	an Earn-Out royalty of 2% if Net Revenue are below or equal to €10 million;

•	or an Earn-Out royalty of 4% if Net Revenue are higher than €10 million.

Celdara Medical LLC Milestones (formerly OnCyte LLC)
Based on the terms of the Asset Purchase Agreement dated January 21, 2015, as amended on August 3, 2017, Celdara Medical LLC is entitled to development and regulatory milestones, sales milestones and royalties based on the net sales generated by the Group from products candidate, whose level depend on whether or not the licensed asset from which the product candidate is derived was in clinical or preclinical stage upon in-licensing
from Celdara.
On the clinical assets (NKG2D), Celdara Medical will be entitled to the following development and regulatory milestones;
$5 million upon enrolment of the first patient of the second cohort of the Phase I trial

$6 million upon dosing the first patient of a Phase II trial

$9 million upon dosing the first patient of a Phase III trial
$11 million upon filing of the first regulatory approval of
CAR-T
NKG2D
$14 million upon
CAR-T
NKG2D approval for commercialization in the US
On the other preclinical assets (TIM, B7H6, NKP30):
$1.5 million upon an IND filing to the FDA

$4 million upon dosing the first patient of a Phase II trial
$6 million upon dosing the first patient of a Phase III trial
$10 million upon filing of the first regulatory request for the product candidate
$15 million upon product candidate approval for commercialization in the US
Sales milestones will also be due to Celdara Medical and are dependent of cumulative net sales of products developed from licensed assets:
$15 million when first time cumulative worldwide net sales equal to or exceed $250 million
$25 million when first time cumulative worldwide net sales equal to or exceed $500 million
$40 million when first time cumulative worldwide net sales equal to or exceed $1 billion
Group will make annual royalty payments to Celdara Medical on net sales of each product sold by the Group, its affiliates and sublicensees at the applicable rate set forth below:
5% of the net sales if cumulative worldwide annual net sales are less or equal to $250 million
6% of the net sales if cumulative worldwide annual net sales are greater than $250 million and less or equal to $500 million
7% of the net sales if cumulative worldwide annual net sales are greater than $500 million and less or equal to $1 billion
8% of the net sales if cumulative worldwide annual net sales are greater than $1 billion
On all sublicensing revenues received, the Group will pay percentages ranging from 23% to 5% depending on the stage of development of the product sublicensed. On top of the amounts and percentages due to Celdara Medical LLC, the Group will owe to Dartmouth College an additional 2% royalties on its direct net sales.

5	Paid as of December 31, 2016
6	Paid as of December 31, 2017
7	Paid as of December 31, 2018, for TIM pre-clinical asset

In accordance with IFRS 3, these contingencies are recognized on balance sheet at year-end,
on a risk-adjusted basis. See note 22.
Horizon Discovery Limited
The deal structure with Horizon Discovery entails two agreements.
Based on the terms of the R&D Collaboration and License agreement dated April 3, 2018, Horizon Discovery Limited is entitled to development milestones and royalties based on the net sales generated by the Group from the Product.
On the First Product, Horizon Discovery Limited will be entitled to the following development milestones:
$ 100 000 upon the Group’s exercise of the Option

$100,000 upon the first effective IND, filed by the Group, relating to the First Product

$200,000 upon filing by the Group for the first Phase 2 Clinical Trial relating to the first Product
$400,000 upon filing by the Group for the first Phase 3 Clinical Trial relating to the first Product
$1.25 million upon filing by the Group of the first MAA or NDA relating to the first Product
$2 million upon first MAA or NDA approval by the relevant Regulatory Authority for the first Product
Group will make annual royalty payments to Horizon Discovery Limited of 1.5% on net sales of each product sold by the Group or its affiliates. In case the Group sublicenses all or part of its rights, then the Sublicensee shall pay royalties directly to Horizon at 1.25% on Sublicensees’ net sales of the product.
Based on the terms of the R&D Collaboration and License agreement dated June 27, 2018, as amended on December 19, 2018, Horizon Discovery Limited is entitled to development milestones and royalties based on the net sales generated by the Group from the Product.
On the First Product, Horizon Discovery Limited will be entitled to the following development milestones:
$1.25 million upon the Group’s exercise of the Option

$200,000 upon the first effective IND, filed by the Group, relating to the First Product
$500,000 upon enrollment of the first patient in a Phase 2 Clinical Trial relating to the first Product
$800,000 upon enrollment of the first patient in a Phase 3 Clinical Trial relating to the first Product
$2 million upon filing by the Group of the first MAA or NDA relating to the first Product
$3 million upon first MAA or NDA approval by the relevant Regulatory Authority for the first Product
On the second Product, Horizon Discovery Limited will be entitled to the following development milestones:
$200,000 upon the first effective IND, filed by the Group, relating to the second Product
$400,000 upon enrollment of the first patient in a Phase 2 Clinical Trial relating to the second Product
$450,000 upon enrollment of the first patient in a Phase 3 Clinical Trial relating to the second Product
$700,000 upon filing by the Group of the first MAA or NDA relating to the second Product
$2 million upon first MAA or NDA approval by the relevant Regulatory Authority for the second Product

8	Paid as of December 31, 2019
9	Paid as of December 31, 2019
10	Paid as of December 31, 2019

On the third Product, Horizon Discovery Limited will be entitled to the following development milestones:
$100,000 upon the first effective IND, filed by the Group, relating to the third Product
$200,000 upon enrollment of the first patient in a Phase 2 Clinical Trial relating to the third Product
$250,000 upon enrollment of the first patient in a Phase 3 Clinical Trial relating to the third Product
$300,000 upon filing by the Group of the first MAA or NDA relating to the third Product
$1 million upon first MAA or NDA approval by the relevant Regulatory Authority for the third Product
Group will make annual royalty payments to Horizon Discovery Limited of 2% on net sales of each product sold by the Group or its affiliates. In case the Group sublicenses all or part of its rights, then the Group shall pay to Horizon 15% of all upfront payments, development milestones associated with filing for or receiving MAA and royalties which the Group shall receive from the Sublicensee.